ACQUIRED TECHNOLOGY (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Value	$ 147,493
Accumulated Amortization	3,390
Total intangible assets	144,103		$ 9,102	$ 2,994
Amortization expense	2,300	$ 200
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	16,700
2022	16,700
2023	16,500
2024	$ 16,000
Weighted-average remaining amortization period	9 years 3 months 18 days
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Value	$ 87,993		$ 10,193
Estimated Life			5 years
Accumulated Amortization	2,688		$ 1,091
Total intangible assets	$ 85,305		9,102
Amortization expense			800	$ 300
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021			2,000
2022			2,000
2023			2,000
2024			1,800
2025			$ 1,300
Weighted-average remaining amortization period			4 years 7 months 6 days